Long-term debt - Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Long-Term Debt1 [Abstract]
Depreciation of right-of-use assets	$ 4,000	$ 3,000
Payments of lease liabilities	4,000	4,000
Expense relating to short-term leases	2,000	4,000
Variable lease payments	7,000	10,000
Lease liabilities incurred	398	$ 22,879
Lease, term		10 years
Lease, term extension		5 years
Annual rental payments		$ 2,000
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	35,228
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	3,763
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	12,501
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability	$ 18,964